WISDOMTREE TRUST

WisdomTree Dynamic Currency Hedged International Equity Fund (Ticker Symbol: DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (Ticker Symbol: DDLS)

WisdomTree Artificial Intelligence and Innovation Fund (Ticker Symbol: WTAI)

WisdomTree Emerging Markets ex-China Fund (Ticker Symbol: XC)

(each, a “Fund”)

Supplement dated November 2, 2022

to the currently effective

Summary Prospectus for each Fund

The following information supplements, and should be read in conjunction with, each Fund’s Summary Prospectus.

All references to WisdomTree, Inc. are hereby replaced with WisdomTree Investments, Inc.

THIS SUPPLEMENT IS EFFECTIVE UNTIL NOVEMBER 7, 2022

WIS-SUM-WTAI-1122